Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 12,805	¥ 13,924
Accumulated benefit obligations	12,539	13,718
Fair value of plan assets	¥ 6,725	¥ 7,653